Shareholder Fees	May 03, 2021
First Trust Dorsey Wright Peoples Portfolio ETF | First Trust Dorsey Wright Peoples Portfolio ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none